Share-based Compensation - Share Options Fair value Assumptions (Details) - Share Option Scheme - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 1.29	$ 1.14
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.63	2.50
Share price at effective date of grant (in US$ per share)	$ 3.63	$ 2.50
Expected volatility (in percentage)	54.30%	53.30%
Risk-free interest rate (in percentage)	4.15%	3.69%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%